Stock-based Employee Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock-based Employee Incentive Plans [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology
SARs granted in 2009 had a weighted average per share fair value of $11.37, using the assumptions noted in the following table:

2009
Dividend yield	.1%
Expected volatility	39.8%
Risk-free interest rate	1.8%
Expected term	4.6 years

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity
The stock option and SAR transactions during 2011, 2010 and 2009 were as follows:

(Millions, except exercise price and remaining life)	Number of Stock Options and SARs		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

2009
Outstanding, beginning of year	41.9		$27.50	4.9	$347.0
Granted	5.6		32.00	—	—
Exercised	(2.5)		10.01	—	46.9
Expired or forfeited	(.9)		36.34	—	—
Outstanding, end of year	44.1		$28.88	4.7	$356.6

Exercisable, end of year	34.6		$26.16	3.7	$355.0

2010
Outstanding, beginning of year	44.1		$28.88	4.7	$356.6
Granted	—	(1)	29.20	—	—
Exercised	(5.0)		10.65	—	102.4
Expired or forfeited	(1.3)		37.32	—	—
Outstanding, end of year	37.8		$31.01	4.1	$232.9

Exercisable, end of year	33.3		$30.22	3.6	$232.1

2011
Outstanding, beginning of year	37.8		$31.01	4.1	$232.9
Granted	.1		36.87	—	—
Exercised	(10.0)		17.35	—	228.8
Expired or forfeited	(1.6)		47.95	—	—
Outstanding, end of year	26.3		$35.18	4.0	$246.3

Exercisable, end of year	24.7		$35.38	3.8	$230.6

(1) Rounds to zero.

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans And Stock Appreciation Rights By Exercise Price Range
The following is a summary of information regarding stock options and SARs outstanding and exercisable at December 31, 2011:

	Outstanding				Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
$0.00-$10.00	.5	.1	$8.94	$18.3	.5	$8.94	$18.3
10.00-20.00	5.6	1.7	16.12	146.5	5.6	16.12	146.5
20.00-30.00	.2	5.6	24.54	3.6	.2	24.57	3.3
30.00-40.00	8.4	4.9	32.89	77.9	6.8	33.06	62.5
40.00-50.00	4.7	4.5	43.24	—	4.7	43.24	—
50.00-60.00	6.9	4.6	50.51	—	6.9	50.51	—
$0.00-$60.00	26.3	4.0	$35.18	$246.3	24.7	$35.38	$230.6

Assumptions Used In Market Stock Units Granted
MSUs granted in 2011 and 2010 had a weighted average per share fair value of $38.79 and $33.85, respectively, using the assumptions noted in the following table:

	2011	2010
Dividend yield	1.6%	.1%
Historical volatility	36.5%	58.7%
Risk-free interest rate	.6%	.9%
Initial price	$36.87	$29.20

Summary Of Status Of Performance Stock Units And Restricted Stock Units
RSU, MSU and PSU transactions in 2011, 2010 and 2009 were as follows (number of units in millions):

	2011		2010		2009
	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, MSUs and PSUs	Weighted Average Grant Date Fair Value	RSUs, and PSUs		Weighted Average Grant Date Fair Value
RSUs, MSUs and PSUs at beginning of year (1)	5.0	$31.16	3.1	$34.60	2.4		$42.98
Granted	3.9	37.43	3.8	29.22	1.8		30.27
Vested	(1.3)	33.34	(1.3)	34.22	(1.1)		45.11
Forfeited	(.9)	33.65	(.6)	34.78	—	(2)	38.56
RSUs, MSUs and PSUs at end of year	6.7	$33.62	5.0	$31.16	3.1		$34.60

(1)	There were no MSU transactions prior to February 2010.

(2)	Rounds to zero.

Activity Under Stock Option And Stock Appreciation Rights Plans
During 2011, 2010 and 2009, the following activity occurred under the Plans:

(Millions)	2011	2010	2009
Cash received from stock option exercises	$125.5	$43.2	$14.9
Intrinsic value of options/SARs exercised and stock units vested	280.7	140.3	80.9
Tax benefits realized for the tax deductions from stock options and SARs exercised and stock units vested	98.2	49.1	27.6
Fair value of stock options, SARs and stock units vested (1)	98.5	105.7	98.7

(1)	The fair value represents the total dollar value of the stock options, SARs and stock units as of the grant date.